FQF TRUST

AGFiQ U.S. Market Neutral Anti-Beta Fund

AGFiQ Hedged Dividend Income Fund

(collectively, the “Funds”)

Supplement dated December 4, 2018, to the Fund’s currently effective

Prospectus and Statement of Additional Information (“SAI”)

This supplement provides new and additional information beyond that contained in the currently effective Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

At a meeting of the Board of Trustees (the “Board”) of FQF Trust (the “Trust”) held on November 12, 2018, the Board approved a reduction in the management fee for the Funds. Effective December 6, 2018, the management fees for the Funds are as follows:

Fund	Old Management Fee	New Management Fee
AGFiQ U.S. Market Neutral Anti-Beta Fund	0.50%	0.45%
AGFiQ Hedged Dividend Income Fund	0.50%	0.45%

Additionally, the Board approved an amendment to the operating expense limitation agreement between FFCM LLC, the Funds’ investment adviser, and the Funds, to reduce the Funds’ expense caps. Effective December 6, 2018, the expense caps for the Funds are as follows:

Fund	Old Expense Cap	New Expense Cap
AGFiQ U.S. Market Neutral Anti-Beta Fund	0.75%	0.45%
AGFiQ Hedged Dividend Income Fund	0.75%	0.45%

Accordingly, the disclosure in the Funds’ current Prospectus and SAI is replaced as follows:

Prospectus

AGFiQ U.S. Market Neutral Anti-Beta Fund

The following disclosure included under subheading “Annual Fund Operating Expenses” is hereby deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)

Management Fees(1)	0.45%
Distribution and/or Service (12b-1) Fees(2)	0.00%
Other Expenses	2.89%
Dividend, Interest and Brokerage Expenses on Short Positions	0.31%
Total Annual Fund Operating Expenses	3.34%
Fee Waiver and Expense Reimbursement(3)	(2.58)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(3)	0.76%

(1) Restated to reflect current management fees.

(2) Pursuant to a Rule 12b-1 distribution and service plan (“Plan”), the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees (the “Board”) has not currently approved the commencement of any payments under the Plan.

(3) The Fund’s investment adviser, FFCM LLC (“Adviser”), has contractually agreed to waive the fees and reimburse expenses of the Fund until at least November 1, 2019, so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses) (“Operating Expenses”) of the Fund are limited to 0.45% of average net assets (“Expense Cap”). This undertaking can only be changed with the approval of the Board. The Fund has agreed that it will repay the Adviser for fees and expenses forgone or reimbursed during the last 36 months, provided that repayment does not cause the Operating Expenses to exceed the lower of 0.45% of the Fund’s average net assets and the expense cap in place at the time of the Adviser’s waiver or reimbursement.

Example

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. The example does not reflect any brokerage expenses that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$78	$786	$1,517	$3,455

AGFiQ Hedged Dividend Income Fund

The following disclosure included under subheading “Annual Fund Operating Expenses” is hereby deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)

Management Fees(1)	0.45%
Distribution and/or Service (12b-1) Fees(2)	0.00%
Other Expenses	3.48%
Dividend, Interest and Brokerage Expenses on Short Positions	0.25%
Acquired Fund Fees and Expenses(3)	0.05%
Total Annual Fund Operating Expenses	3.98%
Fee Waiver and Expense Reimbursement(4)	(3.23)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(3)	0.75%

(1) Restated to reflect current management fees.

(2) Pursuant to a Rule 12b-1 distribution and service plan (“Plan”), the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees (the “Board”) has not currently approved the commencement of any payments under the Plan.

(3) “Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares of other investment companies (such as business development companies and/or exchange-traded funds). They are not direct operating expenses paid by Fund shareholders and are not used to calculate the Fund’s net asset value (“NAV”). In addition, “Acquired Fund Fees and Expenses” are not reflected in the Fund’s Financial Statements in the annual report. Therefore, the amounts listed in “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement” will differ from those presented in the Fund’s Financial Highlights.

(4) The Fund’s investment adviser, FFCM LLC (“Adviser”), has contractually agreed to waive the fees and reimburse expenses of the Fund until at least November 1, 2019, so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses) (“Operating Expenses”) of the Fund are limited to 0.45% of average net assets (“Expense Cap”). This undertaking can only be changed with the approval of the Board. The Fund has agreed that it will repay the Adviser for fees and expenses forgone or reimbursed during the last 36 months, provided that repayment does not cause the Operating Expenses to exceed the lower of 0.45% of the Fund’s average net assets and the expense cap in place at the time of the Adviser’s waiver or reimbursement.

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Example

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. The example does not reflect any brokerage expenses that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$77	$915	$1,770	$3,987

Investment Advisory Services

The second and third paragraphs under the heading “Investment Adviser” are deleted and replaced with the following:

Pursuant to the Advisory Agreement, the Adviser manages the investment and reinvestment of the Funds’ assets and administers the affairs of the Funds under the oversight of the Board. Pursuant to the Advisory Agreement, the AGFiQ U.S. Market Neutral Momentum Fund, AGFiQ U.S. Market Neutral Value Fund, and AGFiQ U.S. Market Neutral Size Fund each pay the Adviser a management fee for its services payable on a monthly basis at the annual rate of 0.50% of the Fund’s average daily net assets. The AGFiQ U.S. Market Neutral Anti-Beta Fund and the AGFiQ Hedged Dividend Income Fund each pay the Adviser a management fee for its services payable on a monthly basis at the annual rate of 0.45% of the Fund’s average daily net assets. The AGFiQ Equal Weighted Value Factor Fund, AGFiQ Equal Weighted Low Beta Factor Fund and AGFiQ Equal Weighted High Momentum Factor Fund (“Equal Weighted Funds”) each pay the Adviser a management fee at the annual rate of 0.25% of the Fund’s average daily net assets. The Adviser did not receive any actual compensation during the fiscal year ended June 30, 2018 due to fee waivers and expense reimbursements for the U.S. Market Neutral Funds and the AGFiQ Hedged Dividend Income Fund. In addition, the Equal Weighted Funds had not yet commenced operations as of the fiscal year ended June 30, 2018, so the Adviser also did not receive any actual compensation for these Funds during the period. A discussion regarding the basis for the Board’s approval of the Advisory Agreement for each operational Fund is available in the Funds’ annual report to shareholders for the period ended June 30, 2018.

The Adviser has contractually undertaken until at least November 1, 2019, to forgo current payment of fees and/or reimburse expenses of each Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses) (“Operating Expenses”) are limited to 0.75% of average daily net assets for the AGFiQ U.S. Market Neutral Momentum Fund, AGFiQ U.S. Market Neutral Value Fund, and AGFiQ U.S. Market Neutral Size Fund, 0.45% for the AGFiQ U.S. Market Neutral Anti-Beta Fund and AGFiQ Hedged Dividend Income Fund and 0.65% for the Equal Weighted Funds (collectively, the “Expense Caps”). This undertaking can only be changed with the approval of the Board. Each Fund has agreed that it will repay the Adviser for fees and expenses forgone or reimbursed for that Fund provided that repayment does not cause the Operating Expenses to exceed the preceding amounts of that Fund’s average daily net assets. Any such repayment must be made within three years from the date the expense was borne by the Adviser. Any such repayment made under any prior expense cap cannot cause a Fund’s Operating Expenses to exceed the lower of the current Expense Cap or the annual rate of daily net assets for the Fund under the terms of a prior expense cap.

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SAI

Information about the Adviser

The first paragraph under the heading “Investment Advisory Agreement” is deleted and replaced with the following:

Under an investment advisory agreement between FFCM and the Trust, on behalf of each Fund (“Advisory Agreement”), each Fund pays FFCM a fee at an annualized rate, based on its average daily net assets, of 0.50% (for the AGFiQ U.S. Market Neutral Momentum Fund, AGFiQ U.S. Market Neutral Value Fund, and AGFiQ U.S. Market Neutral Size Fund), 0.45% (for the AGFiQ U.S. Market Neutral Anti-Beta Fund and AGFiQ Hedged Dividend Income Fund) and 0.25% (for the Long Only Funds). FFCM manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Board. The address of FFCM is 53 State Street, Suite 1308, Boston, MA 02109.

The third paragraph under the heading “Investment Advisory Agreement” is deleted and replaced with the following:

FFCM has contractually agreed to waive the fees and reimburse expenses of each Fund until at least November 1, 2019, so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses) (“Operating Expenses”) of the Fund are limited to 0.75% of average daily net assets for the AGFiQ U.S. Market Neutral Momentum Fund, AGFiQ U.S. Market Neutral Value Fund, and AGFiQ U.S. Market Neutral Size Fund, 0.45% for the AGFiQ U.S. Market Neutral Anti-Beta Fund and AGFiQ Hedged Dividend Income Fund and 0.65% for the Equal Weighted Funds (collectively, the “Expense Caps”). This undertaking can only be changed with the approval of the Board of Trustees. Each Fund has agreed that it will repay the Adviser for fees and expenses forgone or reimbursed during the last 36 months, provided that repayment does not cause Operating Expenses to exceed the lower of that Fund’s Expense Cap and the Fund’s expense cap in place at the time of the Adviser’s waiver or reimbursement.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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